Rondure New World Fund
PORTFOLIO OF INVESTMENTS
January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.07%)
Bangladesh (0.57%)
Square Pharmaceuticals, Ltd.	439,773	$1,226,380

Brazil (1.87%)
B3 SA - Brasil Bolsa Balcao	252,400	2,762,312
Raia Drogasil SA	223,500	1,017,134
TOTVS SA	54,600	281,812
		4,061,258

China (17.97%)
Alibaba Group Holding, Ltd.(a)	119,700	3,798,623
ANTA Sports Products, Ltd.	397,000	6,538,009
Autohome, Inc., ADR	10,500	1,157,415
China Resources Beer Holdings Co., Ltd.	140,000	1,234,355
JD.com, Inc.(a)	73,300	3,250,551
Kweichow Moutai Co., Ltd., Class A	4,400	1,437,975
Li Ning Co., Ltd.	1,024,500	6,382,440
LONGi Green Energy Technology Co., Ltd.	73,100	1,209,757
Shanghai International Airport Co., Ltd., Class A	164,800	2,010,230
Sichuan Swellfun Co., Ltd.	162,400	2,254,762
Tencent Holdings, Ltd.	14,000	1,247,446
Tsingtao Brewery Co., Ltd., Class H	296,000	2,854,536
WuXi AppTec Co., Ltd., Class H(b)(c)	25,200	599,442
Xinyi Solar Holdings, Ltd.	298,500	653,118
Yum China Holdings, Inc.	75,700	4,292,947
		38,921,606

Hong Kong (3.38%)
Hong Kong Exchanges & Clearing, Ltd.	73,700	4,711,804
Vitasoy International Holdings, Ltd.	599,000	2,606,896
		7,318,700

	Shares	Value (Note 2)
India (19.07%)
3M India, Ltd.(a)	1,575	$413,837
Asian Paints, Ltd.	36,352	1,197,743
Britannia Industries, Ltd.	14,622	700,112
Castrol India, Ltd.	423,000	742,008
Colgate-Palmolive India, Ltd.	46,704	1,024,601
Crompton Greaves Consumer Electricals, Ltd.	207,058	1,211,240
Dabur India, Ltd.	180,000	1,267,339
Divi's Laboratories, Ltd.	45,075	2,076,359
HCL Technologies, Ltd.	204,374	2,553,194
HDFC Asset Management Co., Ltd.(b)(c)	86,153	3,391,242
HDFC Bank, Ltd.(a)	157,547	3,006,561
Hindustan Unilever, Ltd.	32,590	1,008,990
Honeywell Automation India, Ltd.	355	189,821
Jubilant Foodworks, Ltd.	33,441	1,184,841
Marico, Ltd.	31,400	178,650
Nestle India, Ltd.	7,995	1,866,400
Nippon Life India Asset Management, Ltd.(b)(c)	514,137	2,263,790
Oracle Financial Services Software, Ltd.	20,000	880,517
Pidilite Industries, Ltd.	13,575	310,559
Reliance Industries, Ltd.	102,078	2,568,885
Schaeffler India, Ltd.	23,500	1,383,319
SKF India, Ltd.	46,424	1,111,824
Tata Consultancy Services, Ltd.	153,165	6,516,665
Tech Mahindra, Ltd.	158,474	2,080,582
United Breweries, Ltd.	66,362	1,181,133
United Spirits, Ltd.(a)	127,406	1,008,475
		41,318,687

Indonesia (3.35%)
Ace Hardware Indonesia Tbk PT	17,144,800	1,902,354
Bank Central Asia Tbk PT	415,600	999,572
Indofood CBP Sukses Makmur Tbk PT	4,105,200	2,659,522
Unilever Indonesia Tbk PT	3,434,200	1,691,870
		7,253,318

Kenya (1.85%)
Safaricom PLC	12,374,200	4,019,716

	Shares	Value (Note 2)
Malaysia (3.73%)
Carlsberg Brewery Malaysia Bhd	631,000	$3,387,670
Genting Bhd	908,300	891,614
Heineken Malaysia Bhd	663,000	3,795,869
		8,075,153

Mexico (4.39%)
Becle SAB de CV	817,200	1,740,522
Grupo Aeroportuario del Centro Norte SAB de CV(a)	156,800	917,287
Grupo Aeroportuario del Pacifico SAB de CV(a)	187,400	1,884,330
Grupo Aeroportuario del Sureste SAB de CV(a)	63,490	999,381
Wal-Mart de Mexico SAB de CV	1,392,900	3,966,221
		9,507,741

Netherlands (0.47%)
Prosus NV	8,715	1,018,180

Peru (0.39%)
Inretail Peru Corp	20,196	848,232

Philippines (3.91%)
International Container Terminal Services, Inc.	272,000	669,750
Philippine Seven Corp.	1,678,447	3,560,987
Wilcon Depot, Inc.	11,607,600	4,239,937
		8,470,674

Poland (0.45%)
Dino Polska SA(a)(b)(c)	13,912	976,994

Qatar (0.32%)
Qatar Fuel QSC	135,583	694,531

Russia (2.36%)
LUKOIL PJSC, Sponsored ADR	22,777	1,612,033
Moscow Exchange MICEX-RTS PJSC	1,689,660	3,493,378
		5,105,411

South Africa (4.04%)
AngloGold Ashanti, Ltd.	42,100	981,043

	Shares	Value (Note 2)
South Africa (continued)
Clicks Group, Ltd.	115,400	$1,896,057
Distell Group Holdings, Ltd.	69,900	428,212
Naspers, Ltd.	14,393	3,329,523
Shoprite Holdings, Ltd.	229,605	2,122,078
		8,756,913

South Korea (5.08%)
LG Household & Health Care, Ltd.	964	1,341,949
NAVER Corp.	3,858	1,177,196
S-1 Corp.	13,800	994,741
Samsung Electronics Co., Ltd.	102,500	7,493,470
		11,007,356

Sri Lanka (0.68%)
Lion Brewery Ceylon PLC	472,256	1,481,571

Taiwan (10.77%)
MediaTek, Inc.	31,000	968,244
momo.com, Inc.	58,000	1,630,028
Poya International Co., Ltd.	44,000	909,159
President Chain Store Corp.	284,000	2,706,077
Sinbon Electronics Co., Ltd.	238,000	2,126,577
Taiwan FamilyMart Co., Ltd.	274,000	2,541,399
Taiwan Semiconductor Manufacturing Co., Ltd.	589,000	12,447,569
		23,329,053

Thailand (6.27%)
Airports of Thailand PCL	721,000	1,427,312
Bangkok Dusit Medical Services PCL	1,987,000	1,370,868
Bumrungrad Hospital PCL	1,046,300	4,374,947
CP ALL PCL	1,116,800	2,131,891
Home Product Center PCL	1,620,000	738,740
TOA Paint Thailand PCL	3,321,000	3,537,789
		13,581,547

Turkey (0.49%)
BIM Birlesik Magazalar AS	107,600	1,058,926

United Arab Emirates (1.18%)
Aramex PJSC	2,133,000	2,550,115

United States (1.70%)
Starbucks Corp.	13,475	1,304,515

	Shares	Value (Note 2)
United States (continued)
The Walt Disney Co.(a)	14,150	$2,379,605
		3,684,120

Vietnam (2.78%)
Saigon Beer Alcohol Beverage Corp.	64,520	451,432
Vietnam Dairy Products JSC	846,878	3,765,078
Vincom Retail JSC(a)	1,305,705	1,806,267
		6,022,777

TOTAL COMMON STOCKS
(Cost $166,656,148)		210,288,959

TOTAL INVESTMENTS (97.07%)
(Cost $166,656,148)		$210,288,959

Other Assets In Excess Of Liabilities (2.93%)		6,353,198

NET ASSETS (100.00%)		$216,642,157

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Consumer	48.7%
Technology	21.8%
Financials	10.3%
Industrials	6.7%
Energy & Materials	5.1%
Health Care	4.5%
Cash, Cash Equivalents, & Other Net Assets	2.9%
Total	100%
Industry Composition
Food & Staples Retailing	10.5%
Beverages	9.8%
Capital Markets	7.7%
Semiconductors & Semiconductor Equipment	7.1%
Internet & Direct Marketing Retail	6.0%
Textiles, Apparel & Luxury Goods	6.0%
Food Products	5.4%
IT Services	5.2%
Transportation Infrastructure	3.7%
Hotels, Restaurants & Leisure	3.5%
Technology Hardware, Storage & Peripherals	3.5%
Specialty Retail	3.2%
Chemicals	2.7%
Health Care Providers & Services	2.7%
Oil, Gas & Consumable Fuels	2.3%
Banks	1.9%
Wireless Telecommunication Services	1.9%
Personal Products	1.7%
Interactive Media & Services	1.6%
Household Products	1.2%
Life Sciences Tools & Services	1.2%
Air Freight & Logistics	1.1%
Machinery	1.1%
Entertainment	1.1%
Electronic Equipment, Instruments & Components	1.0%
Other Industries (each less than 1%)	4.0%
Cash and Other Assets, Less Liabilities	2.9%
Total	100%

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.12%)
Australia (4.58%)
ASX, Ltd.	2,000	$109,284
Cochlear, Ltd.	2,141	321,920
CSL, Ltd.	1,149	238,213
Domino’s Pizza Enterprises, Ltd.	2,066	144,476
REA Group, Ltd.	4,552	505,975
		1,319,868

Belgium (1.92%)
Lotus Bakeries NV	38	180,598
Melexis NV	1,895	211,837
Warehouses De Pauw CVA	4,432	159,133
		551,568

Britain (17.74%)
Abcam PLC	14,900	338,483
B&M European Value Retail SA	32,987	241,117
Compass Group PLC(a)	17,438	311,490
Diageo PLC	16,296	654,236
Diploma PLC	4,900	154,833
Greggs PLC(a)	12,463	353,134
Halma PLC	4,300	144,936
Intertek Group PLC	4,705	354,347
J D Wetherspoon PLC(a)	22,017	346,484
Linde PLC	563	137,472
London Stock Exchange Group PLC	2,584	306,759
Rightmove PLC(a)	26,609	217,815
Rotork PLC	31,443	139,445
Softcat PLC	16,919	348,382
Spirax-Sarco Engineering PLC	939	141,967
Unilever PLC	15,826	919,949
		5,110,849

Canada (5.40%)
Alimentation Couche-Tard, Inc., Class B	10,100	308,035
Canadian National Railway Co.	4,602	466,120
Canadian Pacific Railway, Ltd.	437	146,825
	Shares	Value (Note 2)
Canada (continued)
Dollarama, Inc.	3,740	$146,207
Enbridge, Inc.	4,200	141,100
Fortis, Inc.	5,100	206,274
Gildan Activewear, Inc.	5,600	139,918
		1,554,479

Denmark (3.83%)
Carlsberg A/S	985	143,901
Coloplast A/S, Class B	2,377	354,810
Novo Nordisk A/S, Class B	4,527	315,388
Royal Unibrew A/S	2,942	290,420
		1,104,519

Finland (2.09%)
Kone Oyj, Class B	3,200	251,664
Olvi Oyj, Class A	6,573	350,973
		602,637

France (11.56%)
Air Liquide SA	2,517	411,647
Bureau Veritas SA(a)	12,437	326,343
Dassault Systemes SE	1,450	289,454
EssilorLuxottica SA	2,364	334,406
Hermes International	330	336,711
L’Oreal SA	1,329	467,542
LVMH Moet Hennessy Louis Vuitton SE	646	390,568
Pernod Ricard SA	2,422	456,454
Sodexo SA(a)	2,001	178,041
TOTAL SE	3,259	137,361
		3,328,527

Germany (6.16%)
adidas AG(a)	1,717	544,424
CTS Eventim AG & Co., KGaA(a)	4,797	283,018
Puma SE(a)	5,865	573,909
SAP SE	1,676	212,664
Symrise AG	1,280	159,288
		1,773,303

Hong Kong (1.53%)
Hong Kong Exchanges & Clearing, Ltd.	4,500	287,695

	Shares	Value (Note 2)
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	35,000	$152,323
		440,018

Ireland (1.44%)
ICON PLC, ADR(a)	1,285	261,896
Kerry Group PLC, Class A	1,136	154,163
		416,059

Italy (3.23%)
Davide Campari-Milano NV	20,416	219,438
DiaSorin SpA	599	130,992
Ferrari NV	2,786	579,735
		930,165

Japan (15.45%)
Asahi Intecc Co., Ltd.	4,700	154,312
Create SD Holdings Co., Ltd.	1,700	55,167
IR Japan Holdings, Ltd.	900	150,352
Kobayashi Pharmaceutical
Co., Ltd.	1,300	146,392
Kotobuki Spirits Co., Ltd.	5,400	292,493
Kusuri no Aoki Holdings Co., Ltd.	800	65,503
Matsumotokiyoshi Holdings Co., Ltd.	4,700	186,402
MonotaRO Co., Ltd.	6,500	325,705
Morinaga & Co., Ltd.	3,600	143,148
Nakanishi, Inc.	6,900	131,895
Nihon M&A Center, Inc.	6,100	353,244
OBIC Business Consultants Co., Ltd.	3,000	191,048
Oriental Land Co., Ltd.	3,500	547,790
Recruit Holdings Co., Ltd.	3,700	160,940
Secom Co., Ltd.	3,600	326,193
Seria Co., Ltd.	6,800	236,783
Seven & i Holdings Co., Ltd.	5,000	190,940
Shiseido Co., Ltd.	4,300	279,154
Sundrug Co., Ltd.	700	27,772
Unicharm Corp.	10,800	484,374
		4,449,607

Netherlands (5.35%)
Aalberts NV	3,386	152,856
Akzo Nobel NV	1,500	152,699
ASML Holding NV	533	284,544
Euronext NV(b)(c)	2,020	217,547
Heineken NV	3,808	397,250
	Shares	Value (Note 2)
Netherlands (continued)
Prosus NV	1,660	$193,939
Royal Dutch Shell PLC, Class A	7,700	142,600
		1,541,435

New Zealand (1.36%)
Mainfreight, Ltd.	8,143	392,945

Sweden (1.23%)
Assa Abloy AB, Class B	14,289	353,392

Switzerland (9.92%)
Chocoladefabriken Lindt & Spruengli AG	60	519,849
Coca-Cola HBC AG	17,314	511,153
Flughafen Zurich AG(a)	983	161,972
Givaudan SA	33	132,950
Nestle SA	8,210	920,313
Partners Group Holding AG	258	304,644
Schindler Holding AG	556	146,260
Sika AG	590	160,546
		2,857,687

United States (6.33%)
Accenture PLC, Class A	1,769	427,956
Estee Lauder Cos., Inc., Class A	1,090	257,948
Mastercard, Inc., Class A	1,796	568,057
MSCI, Inc.	265	104,755
Visa, Inc., Class A	2,399	463,607
		1,822,323

TOTAL COMMON STOCKS
(Cost $23,494,744)		28,549,381

TOTAL INVESTMENTS (99.12%)
(Cost $23,494,744)		$28,549,381

Other Assets In Excess Of Liabilities (0.88%)		253,194

NET ASSETS (100.00%)		$28,802,575

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $217,547 representing 0.76% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of those securities was $217,547, representing 0.76% of net assets.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Consumer	50.1%
Industrials	15.5%
Technology	14.4%
Health Care	7.7%
Energy & Materials	5.5%
Financials	5.2%
Utilities	0.7%
Cash, Cash Equivalents, & Other Net Assets	0.9%
Total	100%
Industry Composition
Beverages	10.5%
Food Products	8.2%
Textiles, Apparel & Luxury Goods	8.1%
Personal Products	7.2%
Hotels, Restaurants & Leisure	6.5%
IT Services	6.3%
Professional Services	4.7%
Capital Markets	4.6%
Chemicals	4.0%
Health Care Equipment & Supplies	3.8%
Food & Staples Retailing	2.9%
Machinery	2.9%
Interactive Media & Services	2.5%
Software	2.4%
Multiline Retail	2.2%
Road & Rail	2.1%
Biotechnology	2.0%
Automobiles	2.0%
Semiconductors & Semiconductor Equipment	1.7%
Household Products	1.7%
Trading Companies & Distributors	1.7%
Oil, Gas & Consumable Fuels	1.5%
Air Freight & Logistics	1.4%
Building Products	1.2%
Commercial Services & Supplies	1.1%
Pharmaceuticals	1.1%
Other Industries (each less than 1%)	4.8%
Cash and Other Assets, Less Liabilities	0.9%
Total	100%

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2021, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2021 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2021:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
China	$5,450,362	$33,471,244	$–	$38,921,606
Hong Kong	–	7,318,700	–	7,318,700
India	–	41,318,687	–	41,318,687
Indonesia	–	7,253,318	–	7,253,318
Kenya	–	4,019,716	–	4,019,716
Malaysia	–	8,075,153	–	8,075,153
Netherlands	–	1,018,180	–	1,018,180
Philippines	3,560,987	4,909,687	–	8,470,674
Poland	–	976,994	–	976,994
Qatar	–	694,531	–	694,531
Russia	–	5,105,411	–	5,105,411
South Africa	–	8,756,913	–	8,756,913
South Korea	–	11,007,356	–	11,007,356
Sri Lanka	–	1,481,571	–	1,481,571
Taiwan	–	23,329,053	–	23,329,053
Thailand	–	13,581,547	–	13,581,547
Turkey	–	1,058,926	–	1,058,926
United Arab Emirates	–	2,550,115	–	2,550,115
Vietnam	–	6,022,777	–	6,022,777
Other*	19,327,731	–	–	19,327,731
Total	$28,339,080	$181,949,879	$–	$210,288,959

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
Australia	$–	$1,319,868	$–	$1,319,868
Belgium	–	551,568	–	551,568
Britain	1,258,432	3,852,417	–	5,110,849
Denmark	–	1,104,519	–	1,104,519
Finland	350,973	251,664	–	602,637
France	–	3,328,527	–	3,328,527
Germany	–	1,773,303	–	1,773,303
Hong Kong	–	440,018	–	440,018
Ireland	261,896	154,163	–	416,059
Italy	–	930,165	–	930,165
Japan	143,148	4,306,459	–	4,449,607
Netherlands	–	1,541,435	–	1,541,435
New Zealand	–	392,945	–	392,945
Sweden	–	353,392	–	353,392
Switzerland	–	2,857,687	–	2,857,687
Other*	3,376,802	–	–	3,376,802
Total	$5,391,251	$23,158,130	$–	$28,549,381

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2021 (Unaudited)

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.